Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) (Parenthetical) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021
Temporary Equity [Line Items]
Share Issuance Costs	$ 7,500,000
Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Share Issuance Costs		$ 60,327	$ 60,327	$ 60,327